Employee Future Benefits - Schedule of Allocation of and Fair Value of Plan Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
2023 Target Allocation	100.00%
Actual plan asset allocation	100.00%	100.00%
Fair value of plan assets	$ 3,743	$ 3,468
Equities
Defined Benefit Plan Disclosure [Line Items]
2023 Target Allocation	47.00%
Actual plan asset allocation	46.00%	48.00%
Fair value of plan assets	$ 1,725	$ 1,671
Fixed income
Defined Benefit Plan Disclosure [Line Items]
2023 Target Allocation	46.00%
Actual plan asset allocation	45.00%	43.00%
Fair value of plan assets	$ 1,679	$ 1,488
Real estate
Defined Benefit Plan Disclosure [Line Items]
2023 Target Allocation	6.00%
Actual plan asset allocation	8.00%	8.00%
Fair value of plan assets	$ 291	$ 282
Cash and other
Defined Benefit Plan Disclosure [Line Items]
2023 Target Allocation	1.00%
Actual plan asset allocation	1.00%	1.00%
Fair value of plan assets	$ 48	$ 27
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	932	870
Level 1 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	666	666
Level 1 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	232	199
Level 1 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 1 | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	34	5
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,520	2,316
Level 2 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,059	1,005
Level 2 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,447	1,289
Level 2 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 2 | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14	22
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	291	282	$ 256
Level 3 | Equities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	291	282
Level 3 | Cash and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0